Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Supplemental information [line items]
Net revenues		$ 2,378,002,959	$ 1,490,655,379	$ 948,946,360
Services income	$ 277,391	5,385,350	4,973,241	4,715,484
Total revenues	122,764,576	2,383,388,309	1,495,628,620	953,661,844
(Impairment) of wells, pipelines, properties, plant and equipment		(83,538,021)	(1,210,595)	(36,353,700)
Cost of sales	87,490,305	1,698,563,022	1,066,650,702	832,614,690
Gross income (loss)	30,971,359	601,287,266	427,767,323	84,693,454
General expenses:
Total general expenses		170,184,102	165,470,861	158,330,686
Other income (loss), net		14,355,520	(33,368,630)	10,574,132
Operating income (loss)	22,944,874	445,458,684	228,927,832	(63,063,100)
Financing cost, net		(155,318,866)	(160,889,106)	(127,927,053)
Foreign exchange income (loss), net		129,690,090	(45,675,050)	(128,949,304)
Profit (loss) sharing in joint ventures and associates	17,997	349,401	(3,088,107)	(3,540,533)
(Impairment) in joint ventures	0	0	(6,703,324)	0
Income (loss) before duties, taxes and other	21,642,773	420,179,309	12,572,245	(323,479,990)
Total taxes, duties and other		320,180,839	307,348,122	185,572,075
Net income (loss)	5,150,763	99,998,470	(294,775,877)	(509,052,065)
Total other comprehensive results	4,629,235	89,873,371	213,147,995	(11,305,412)
Total comprehensive income (loss)	$ 9,779,998	189,871,841	(81,627,882)	(520,357,477)
Eliminations
Supplemental information [line items]
Net revenues		(1,922,252,125)	(1,062,139,493)	(626,101,165)
Services income		(189,346,848)	(183,842,075)	(174,033,739)
Total revenues		(2,111,598,973)	(1,245,981,568)	(800,134,904)
Cost of sales		(2,030,684,206)	(1,164,716,250)	(719,410,713)
Gross income (loss)		(80,914,767)	(81,265,318)	(80,724,191)
General expenses:
Total general expenses		(80,733,408)	(81,234,555)	(80,706,414)
Other income (loss), net		286,735	(19,492)	34,530
Operating income (loss)		105,376	(50,255)	16,753
Financing cost, net		(105,376)	50,252	(16,754)
Profit (loss) sharing in joint ventures and associates		(213,987,481)	256,787,168	441,176,559
Income (loss) before duties, taxes and other		(213,987,481)	256,787,165	441,176,558
Net income (loss)		(213,987,481)	256,787,165	441,176,558
Total comprehensive income (loss)		(213,987,481)	256,787,165	441,176,558
Petróleos Mexicanos
Supplemental information [line items]
Services income		80,180,636	83,783,182	78,461,654
Total revenues		80,180,636	83,783,182	78,461,654
Cost of sales		1,188,124	939,331	982,896
Gross income (loss)		78,992,512	82,843,851	77,478,758
General expenses:
Total general expenses		75,149,492	77,055,697	75,817,961
Other income (loss), net		136,297	2,985,438	170,887
Operating income (loss)		3,979,317	8,773,592	1,831,684
Financing cost, net		(53,015,543)	(54,245,927)	(54,710,062)
Foreign exchange income (loss), net		(2,577,191)	(5,185,616)	(1,778,917)
Profit (loss) sharing in joint ventures and associates		149,613,112	(246,891,433)	(433,417,288)
Income (loss) before duties, taxes and other		97,999,695	(297,549,384)	(488,074,583)
Total taxes, duties and other		(2,412,355)	(3,017,215)	20,804,230
Net income (loss)		100,412,050	(294,532,169)	(508,878,813)
Total other comprehensive results		27,263,372	44,225,180	(6,062,096)
Total comprehensive income (loss)		127,675,422	(250,306,989)	(514,940,909)
Subsidiary guarantors
Supplemental information [line items]
Net revenues		2,801,812,884	1,815,602,641	1,115,845,485
Services income		97,771,725	93,096,004	88,034,087
Total revenues		2,899,584,609	1,908,698,645	1,203,879,572
(Impairment) of wells, pipelines, properties, plant and equipment		(83,932,377)	(751,469)	(36,303,470)
Cost of sales		2,254,594,197	1,502,101,853	1,090,745,812
Gross income (loss)		561,058,035	405,845,323	76,830,290
General expenses:
Total general expenses		163,600,068	160,027,365	154,020,378
Other income (loss), net		(617,947)	(37,344,472)	5,733,633
Operating income (loss)		396,840,020	208,473,486	(71,456,455)
Financing cost, net		(95,270,023)	(102,785,773)	(70,134,087)
Foreign exchange income (loss), net		131,349,483	(39,529,621)	(125,864,355)
Profit (loss) sharing in joint ventures and associates		(1,982,658)	(2,353,222)	1,288,687
Income (loss) before duties, taxes and other		430,936,822	63,804,870	(266,166,210)
Total taxes, duties and other		321,846,221	308,071,088	159,451,307
Net income (loss)		109,090,601	(244,266,218)	(425,617,517)
Total other comprehensive results		96,178,950	161,981,238	(12,844,301)
Total comprehensive income (loss)		205,269,551	(82,284,980)	(438,461,818)
Non-guarantor subsidiaries
Supplemental information [line items]
Net revenues		1,498,442,200	737,192,231	459,202,040
Services income		16,779,837	11,936,130	12,253,482
Total revenues		1,515,222,037	749,128,361	471,455,522
(Impairment) of wells, pipelines, properties, plant and equipment		394,356	(459,126)	(50,230)
Cost of sales		1,473,464,907	728,325,768	460,296,695
Gross income (loss)		42,151,486	20,343,467	11,108,597
General expenses:
Total general expenses		12,167,950	9,622,354	9,198,761
Other income (loss), net		14,550,435	1,009,896	4,635,082
Operating income (loss)		44,533,971	11,731,009	6,544,918
Financing cost, net		(6,927,924)	(3,907,658)	(3,066,150)
Foreign exchange income (loss), net		917,798	(959,813)	(1,306,032)
Profit (loss) sharing in joint ventures and associates		66,706,428	(10,630,620)	(12,588,491)
Income (loss) before duties, taxes and other		105,230,273	(10,470,406)	(10,415,755)
Total taxes, duties and other		746,973	2,294,249	5,316,538
Net income (loss)		104,483,300	(12,764,655)	(15,732,293)
Total other comprehensive results		(33,568,951)	6,941,577	7,600,985
Total comprehensive income (loss)		$ 70,914,349	$ (5,823,078)	$ (8,131,308)